Investments in Unconsolidated Subsidiaries and Affiliates - Additional Information (Detail)	Dec. 31, 2017
Al Ghazi Tractors Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	43.20%
Turk Traktor re Ziraat Makineteri A.S. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	37.50%
New Holland HFT Japan Inc. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
CNH de Mexico S.A. de C.V. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
CNH Industrial Capital Europe S.A.S. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Naveco (Nanjing Iveco Motor Co.) Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
SAIC Iveco Commercial Vehicle Investment Company Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Transolver Finance Establecimiento Financiero de Credito S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%